Document and Entity Information	Sep. 04, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	INTELLIA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37766
Entity Tax Identification Number	36-4785571
Entity Address Address Line 1	400 Technology Square
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02139
City Area Code	857
Local Phone Number	285-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.0001)
Trading Symbol	NTLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001652130
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	40 Erie Street
Entity Address Address Line 2	Suite 130
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Country	GB
Entity Address Postal Zip Code	02139